UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04356

Franklin California Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:  6/30

Date of reporting period: 3/31/14

Item 1. Schedule of Investments.

Franklin California Tax-Free Trust

Statement of Investments, March 31, 2014 (unaudited)

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.4%
California 97.4%
ABAG Finance Authority for Nonprofit Corps. California Health Facilities Revenue, Institute on Aging, Series A, California
Mortgage Insured, 5.65%, 8/15/38	$9,000,000	$9,552,060
ABAG Finance Authority for Nonprofit Corps. Revenue,
Casa de las Campanas Inc., California Mortgage Insured, 6.00%, 9/01/37	11,000,000	12,160,830
Channing House, California Mortgage Insured, 6.00%, 5/15/30	8,495,000	9,374,487
Sansum-Santa Barbara, Refunding, Series A, California Mortgage Insured, 5.60%, 4/01/26	2,750,000	2,754,042
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured,
5.25%, 10/01/21	64,660,000	69,385,999
5.45%, 10/01/25	25,000,000	26,683,750
Alhambra City Elementary School District GO, Capital Appreciation, Election of 1999, Series B, NATL RE, FGIC Insured,
zero cpn., 9/01/27	3,035,000	1,690,799
Alisal USD, GO, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn.,
8/01/32	3,355,000	1,304,760
8/01/33	3,610,000	1,303,607
2/01/34	3,345,000	1,154,025
Alvord USD, GO, Riverside County,
Election of 2007, Series A, AGMC Insured, 5.00%, 8/01/32	9,070,000	9,419,376
Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/42	14,690,000	15,311,828
Anaheim City School District GO, AGMC Insured, 6.25%, 8/01/40	7,500,000	8,680,800
Anaheim PFAR, Distribution System, second lien, NATL Insured, 5.00%, 10/01/29	5,000,000	5,071,200
Antioch USD, GO, Election of 2008, School Facilities Improvement No. 1-B, Assured Guaranty, 5.375%, 8/01/36	3,130,000	3,346,878
Atascadero CDA Tax Allocation, Redevelopment Project, XLCA Insured, 5.00%, 9/01/34	4,315,000	4,170,189
Atascadero USD, GO, Election of 2010, Series A, AGMC Insured, 5.00%, 8/01/40	6,235,000	6,447,052
Atwater PFA Wastewater Revenue, AGMC Insured, 6.125%, 5/01/45	4,620,000	4,952,363
Auburn PFA Wastewater Revenue, Assured Guaranty, 5.50%, 6/01/39	1,880,000	1,955,952
Auburn USD, COP, Refinancing Project, Assured Guaranty, 5.00%, 6/01/38	10,000,000	10,125,900
Bakersfield Wastewater Revenue, Series A, AGMC Insured, 5.00%, 9/15/32	10,430,000	11,073,531
Baldwin Park RDA Tax Allocation, Refunding, AGMC Insured, 5.70%, 9/01/25	4,000,000	4,005,720
Baldwin Park USD, GO,
Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/28	5,810,000	2,631,291
Los Angeles County, Election of 2006, Refunding, Build America Mutual Assurance, 5.00%, 8/01/43	5,000,000	5,184,550
Bay Area Toll Authority Toll Bridge Revenue, Series S-4, AGMC Insured, 5.125%, 4/01/48	20,000,000	21,220,000
Beaumont USD, GO, Election of 2008, Series C, AGMC Insured,
5.75%, 8/01/36	6,200,000	6,837,360
zero cpn., 8/01/40	11,000,000	2,739,770
Berkeley USD, GO, Election of 2010, Series B, AGMC Insured, 5.375%, 8/01/35	5,090,000	5,495,266
Brentwood Infrastructure Financing Authority Infrastructure Revenue, Refunding, Series A, AGMC Insured, 5.00%, 9/02/32	3,790,000	3,909,309
Buckeye USD, GO, Election of 2006, AGMC Insured, 5.00%, 8/01/32	10,705,000	10,947,468
California Community College Financing Authority Lease Revenue,
Grossmont Palomar and Shasta, Series A, NATL Insured, 5.125%, 4/01/31	880,000	880,484
Sequoias and Kern, AGMC Insured, 5.00%, 6/01/30	2,330,000	2,405,865
Sequoias and Kern, AGMC Insured, 5.125%, 6/01/35	1,250,000	1,288,163
California Educational Facilities Authority Revenue, Stanford University,
Refunding, Series U-3, 5.00%, 6/01/43	16,245,000	19,859,512
Series U-4, 5.00%, 6/01/43	9,775,000	11,949,937
California Health Facilities Financing Authority Revenue,
Community Health Facilities, Series A, California Mortgage Insured, 5.80%, 8/01/25	845,000	847,467
Northern California Presbyterian Homes and Services Inc., Refunding, 5.40%, 7/01/28	5,000,000	5,001,250
Senior Living, Aldersly, Series A, California Mortgage Insured, 5.25%, 3/01/32	2,000,000	2,000,440
Sutter Health, Series A, BHAC Insured, 5.00%, 11/15/42	15,000,000	15,428,700
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges Seismic Retrofit, first lien, Series
A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	8,460,000	10,440,063
California Municipal Finance Authority Senior Living Revenue, Pilgrim Place in Claremont, Series A, California Mortgage
Insured,
5.875%, 5/15/29	2,895,000	3,117,423
6.125%, 5/15/39	5,830,000	6,165,575
California Public School District Financing Authority Lease Revenue, Southern Kern USD, Series B, AGMC Insured, ETM,
5.90%, 9/01/26	1,615,000	2,006,638
California School Facilities Financing Authority Revenue, Azusa USD, Series A, AGMC Insured, 5.00%, 8/01/32	10,000,000	10,387,500

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin California Tax-Free Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
California State Department of Water Resources Water System Revenue, Central Valley Project,
Series AC, NATL Insured, Pre-Refunded, 5.00%, 12/01/26	40,000	41,303
Series AD, AGMC Insured, Pre-Refunded, 5.00%, 12/01/26	25,000	26,421
California State GO,
NATL Insured, 6.00%, 8/01/16	210,000	213,847
NATL Insured, 6.00%, 10/01/21	65,000	66,836
Various Purpose, FGIC Insured, 5.375%, 6/01/26	1,335,000	1,345,506
California State Health Facilities Financing Authority Revenue,
Children's Hospital Los Angeles, Refunding, Series A, AGMC Insured, 5.25%, 7/01/38	7,000,000	7,171,500
Community Development Program for Persons with Developmental Disabilities, Series A, California Mortgage Insured,
6.25%, 2/01/26	5,000,000	5,861,500
California State Public Works Board Lease Revenue, Department of Mental Health Hospital, Series A, AMBAC Insured,
5.00%,
12/01/21	4,100,000	4,111,767
12/01/26	5,675,000	5,689,755
California State University Revenue, Systemwide, Series A, AGMC Insured, 5.00%, 11/01/33	5,000,000	5,443,150
California Statewide CDA,
COP, NATL Insured, 5.00%, 4/01/18	3,000,000	3,004,950
COP, Refunding, California Mortgage Insured, 5.75%, 8/01/21	3,685,000	3,689,643
MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 5.10%, 7/20/50	10,000,000	9,725,400
MFHR, Silver Ridge Apartments, Mandatory Put 8/01/21, Series H, FNMA Insured, 5.80%, 8/01/33	2,785,000	2,787,785
California Statewide CDA Revenue,
Adventist Health System/West, Series B, Assured Guaranty, 5.00%, 3/01/37	17,000,000	17,349,010
Catholic Healthcare West, Series K, Assured Guaranty, 5.50%, 7/01/41	17,000,000	18,081,540
Enloe Medical Center, Series B, California Mortgage Insured, 6.25%, 8/15/28	17,215,000	19,593,941
Henry Mayo Newhall Memorial, Refunding, Series A, Assured Guaranty, 5.25%, 10/01/43	3,000,000	3,158,310
Henry Mayo Newhall Memorial, Series B, AMBAC Insured, Pre-Refunded, 5.05%, 10/01/28	7,825,000	9,180,525
Methodist Hospital of Southern California Project, FHA Insured, 6.75%, 2/01/38	17,765,000	20,859,130
Poway RHF Housing Inc., Series A, California Mortgage Insured, 5.25%, 11/15/35	2,000,000	2,063,900
The Redwoods Project, Refunding, California Mortgage Insured, 5.125%, 11/15/35	2,000,000	2,090,260
The Redwoods Project, Refunding, California Mortgage Insured, 5.375%, 11/15/44	7,250,000	7,584,732
Refunding, Series A, California Mortgage Insured, 5.00%, 8/01/21	1,095,000	1,098,077
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	20,000,000	20,479,200
Sutter Health, Series C, AGMC Insured, 5.05%, 8/15/38	15,000,000	15,551,550
California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program, Refunding, Series A, AGMC
Insured, 5.00%, 10/01/32	2,585,000	2,591,256
Carlsbad USD, COP, Series A, Assured Guaranty, 5.00%,
10/01/34	14,000,000	14,502,740
10/01/41	3,880,000	3,964,041
Castaic USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/33	1,000,000	1,033,310
Castro Valley USD, COP, Solar Projects, AGMC Insured, 5.00%, 9/01/32	2,620,000	2,666,950
Centinela Valley UHSD, GO, County of Los Angeles, Election of 2010, Series B, AGMC Insured, 5.00%, 8/01/50	3,850,000	3,957,992
Central USD, GO, Election of 2008, Series A, Assured Guaranty,
5.50%, 8/01/29	3,000,000	3,306,030
5.625%, 8/01/33	3,500,000	3,826,445
Chico PFAR, Merged Redevelopment Project Area, NATL Insured, 5.125%, 4/01/24	2,790,000	2,791,479
Coachella Valley USD, GO, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn.,
8/01/36	8,000,000	2,509,760
8/01/37	8,000,000	2,366,560
8/01/40	7,500,000	1,858,425
8/01/43	10,000,000	2,083,800
College of the Sequoias Tulare Area ID No. 3 GO, Election of 2008, Series A, Assured Guaranty, 5.50%, 8/01/33	5,000,000	5,277,800
College of the Sequoias Visalia Area ID No. 2 GO, Election of 2008,
Series A, Assured Guaranty, 5.50%, 8/01/33	5,750,000	6,171,245
Series B, AGMC Insured, 5.00%, 8/01/39	3,000,000	3,093,270
Colton Joint USD, GO,
Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/42	16,365,000	3,677,706
San Bernardino and Riverside Counties, Election of 2008, Series A, Assured Guaranty, 5.375%, 8/01/34	10,665,000	11,510,415
Corona-Norco USD, GO,
Capital Appreciation, Refunding, Series B, AGMC Insured, zero cpn., 3/01/25	1,400,000	899,108
Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/23	2,320,000	1,605,533
Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/24	2,620,000	1,722,362
Capital Appreciation, Series C, NATL RE, FGIC Insured, zero cpn., 9/01/25	4,655,000	2,913,146
Capital Appreciation, Series C, NATL RE, FGIC Insured, zero cpn., 9/01/26	6,080,000	3,607,629
Election of 2006, Series B, Assured Guaranty, 5.375%, 2/01/34	12,000,000	13,369,920

Franklin California Tax-Free Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
Election of 2006, Series C, AGMC Insured, 5.50%, 8/01/39	7,500,000	8,311,350
Coronado CDA Tax Allocation, Community Development Project, NATL Insured, 5.375%, 9/01/26	2,700,000	2,705,508
Covina PFA Wastewater Revenue, Assured Guaranty, 5.375%, 10/01/29	6,550,000	7,165,896
Covina PFA Water Revenue, AGMC Insured, 5.50%, 10/01/40	3,500,000	3,723,545
Delano USD, COP, Refinancing Project, NATL Insured, 5.125%, 1/01/22	1,620,000	1,659,917
Desert Sands USD, COP, Financing Project, AGMC Insured, 5.75%, 3/01/24	10,000,000	11,335,300
El Monte UHSD, GO, Election of 2008, Series A, Assured Guaranty, 5.50%, 6/01/34	11,355,000	12,582,135
Elsinore Valley Municipal Water District COP, Refunding, Series A, BHAC Insured, 5.00%, 7/01/29	7,245,000	7,896,543
Escondido UHSD, COP, AGMC Insured, 5.00%,
6/01/33	3,500,000	3,564,750
6/01/37	2,500,000	2,532,875
Fairfax Elementary School District GO, Election of 2010, AGMC Insured, 5.75%, 11/01/40	2,250,000	2,446,875
Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series A, NATL Insured, 5.00%, 3/01/33	5,000,000	5,005,450
Fontana USD, GO, Series A, AGMC Insured,
5.25%, 8/01/28	275,000	278,718
Pre-Refunded, 5.25%, 8/01/27	6,435,000	6,543,558
Pre-Refunded, 5.25%, 8/01/28	6,725,000	6,838,451
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.50% thereafter, 1/15/31	35,000,000	22,186,150
Refunding, Series A, AGMC Insured, 5.00%, 1/15/42	10,000,000	10,138,400
Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.625% thereafter, 1/15/32	37,260,000	23,425,362
senior lien, Refunding, Series A, NATL Insured, 5.00%, 1/01/35	66,735,000	66,730,329
Fort Bragg USD, GO, Election of 2008, AGMC Insured, 5.125%, 8/01/41	4,380,000	4,499,443
Fowler USD, GO,
Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/41	3,095,000	729,275
Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/42	3,005,000	667,891
Election of 2004, Series C, AGMC Insured, 5.25%, 8/01/39	3,555,000	3,756,284
Franklin-McKinley School District GO,
Santa Clara County, Election of 2004, Series A, FGIC Insured, Pre-Refunded, 5.00%, 8/01/29	5,280,000	5,619,557
Santa Clara County, Election of 2010, Series C, Build America Mutual Assurance, 5.00%, 8/01/44	5,000,000	5,176,850
Fresno USD, GO, Refunding, Series C, NATL Insured, 5.90%,
2/01/20	2,065,000	2,458,279
8/01/22	3,000,000	3,377,370
Fullerton School District Financing Authority Special Tax Revenue, senior lien, Refunding, Series A, AGMC Insured, 5.00%,
9/01/31	2,500,000	2,593,000
Fullerton School District GO, Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn., 8/01/23	3,030,000	2,174,207
Glendora PFAR Tax Allocation, Project No. 1, Refunding, Series A, NATL Insured, 5.00%, 9/01/24	5,000,000	4,975,700
Grossmont UHSD, GO,
Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/24	5,110,000	3,527,791
Election of 2008, Series A, AGMC Insured, 5.00%, 8/01/33	1,440,000	1,522,555
Election of 2008, Series A, AGMC Insured, 5.25%, 8/01/33	7,510,000	8,181,469
Hawthorne School District GO, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/34	1,000,000	1,038,260
Hayward USD, GO, Capital Appreciation, Election of 2008, Series A, AGMC Insured, zero cpn., 8/01/38	9,875,000	2,033,855
Hollister RDA Tax Allocation, Community Development Project, Refunding, AMBAC Insured, 5.125%, 10/01/32	19,815,000	19,501,130
Huntington Beach UHSD, COP, Adult Education Project, AGMC Insured, 5.25%, 9/01/39	2,000,000	2,041,340
Indian Wells Valley Water District COP, Refunding, Assured Guaranty,
5.125%, 10/01/32	1,690,000	1,826,552
5.25%, 10/01/39	7,590,000	8,085,399
Jefferson UHSD San Mateo County GO, Refunding, Series A, NATL Insured, 6.45%,
8/01/25	3,045,000	3,715,083
8/01/29	3,075,000	3,819,334
Jurupa Community Services District Special Tax, CFD No. 2, Series A, NATL Insured, 5.00%, 9/01/32	7,000,000	6,667,710
Jurupa PFA Special Tax Revenue,
Refunding, Series A, AGMC Insured, 5.25%, 9/01/42	3,250,000	3,367,032
Series A, AGMC Insured, 5.125%, 9/01/37	4,000,000	4,140,240
Jurupa PFAR, superior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/30	4,000,000	4,194,120
Kern High School District GO, AGMC Insured, ETM, 6.625%,
8/01/14	1,535,000	1,567,818
8/01/15	1,400,000	1,520,190
La Habra COP, Refunding, Series A, AGMC Insured, 5.25%, 9/01/40	7,900,000	8,266,797
La Mirada RDA Tax Allocation, Merged Project Area, Refunding, Series A, AGMC Insured, 5.00%, 8/15/28	1,855,000	1,937,065
Lake Elsinore USD, COP, School Facilities Project Funding Program, AGMC Insured, 5.00%, 6/01/42	10,000,000	10,147,600
Lake Tahoe USD, GO, Election of 2008, AGMC Insured, 5.375%, 8/01/29	10,000,000	10,908,700
Lakeside USD San Diego County GO, Capital Appreciation, Election of 2008, Series B, zero cpn., 8/01/45	11,540,000	2,346,313

Franklin California Tax-Free Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
Lancaster School District GO, Capital Appreciation, Election of 1999, NATL Insured, zero cpn.,
8/01/25	5,495,000	3,228,642
7/01/26	5,965,000	3,357,162
Lawndale RDA Tax Allocation, Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/44	6,085,000	6,233,900
Lemon Grove School District GO, Election of 2008, Series A, Assured Guaranty, 5.125%, 8/01/33	2,100,000	2,198,889
Live Oak School District COP, Assured Guaranty,
5.50%, 8/01/29	1,245,000	1,345,521
5.875%, 8/01/34	2,270,000	2,462,065
5.875%, 8/01/39	2,750,000	2,951,382
Lodi Electric System Revenue COP, Series A, Assured Guaranty, 5.00%, 7/01/32	18,960,000	19,639,906
Long Beach Bond Finance Authority Tax Allocation Revenue, North Long Beach Redevelopment Projects, Series A, AMBAC
Insured, 5.00%,
8/01/25	7,015,000	6,842,782
8/01/31	3,135,000	2,904,891
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40	30,000,000	31,812,600
Los Angeles Mortgage Revenue, Refunding, Series I, NATL Insured, 6.50%, 7/01/22	520,000	520,369
Los Angeles USD, GO,
Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/27	5,000,000	5,582,400
Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/28	5,000,000	5,540,300
Election of 2005, Series E, AGMC Insured, 5.00%, 7/01/27	5,800,000	6,475,584
Marin Municipal Water District COP, Financing Project, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/29	1,200,000	1,214,220
McFarland PFAR, Water and Wastewater Financing Projects, Series A, Assured Guaranty, 5.00%, 10/01/40	5,115,000	5,157,301
Mendocino-Lake Community College District GO, Election of 2006, Series B, AGMC Insured, 5.125%, 8/01/41	7,500,000	7,851,375
Montebello CRDA Tax Allocation, Montebello Hills Redevelopment Project, Refunding, NATL Insured, 5.60%, 3/01/19	2,460,000	2,475,227
Montebello USD, GO, Election of 2004, AGMC Insured, 5.00%, 8/01/33	2,700,000	2,857,869
Monterey Peninsula USD, GO, Election of 2010, Series A, AGMC Insured, 5.75%, 8/01/41	17,500,000	19,616,275
Moorpark USD,
COP, Refunding, Assured Guaranty, 5.625%, 11/01/28	2,180,000	2,286,558
GO, Election of 2008, Capital Appreciation, Series A, Assured Guaranty, zero cpn., 8/01/32	5,870,000	2,349,057
Moreno Valley USD, GO, Election of 2004, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/26	4,000,000	4,064,200
Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded, 7.50%, 7/01/23	3,200,000	4,130,624
Oak View USD, GO, AGMC Insured, 5.00%, 8/01/49	1,895,000	1,924,638
Oceanside USD, GO, Capital Appreciation, Election of 2008,
Refunding, Series A, Assured Guaranty, 5.25%, 8/01/33	5,000,000	5,268,200
Series B, AGMC Insured, zero cpn., 8/01/38	10,590,000	2,883,233
Series B, AGMC Insured, zero cpn., 8/01/39	7,860,000	2,013,575
Paramount USD, GO,
County of Los Angeles, Election of 2006, Build America Mutual Assurance, 5.00%, 8/01/48	2,450,000	2,525,362
Election of 2006, AGMC Insured, 5.00%, 8/01/46	11,270,000	11,589,392
Patterson Joint USD, GO, Capital Appreciation, Series A, NATL RE, FGIC Insured, zero cpn.,
8/01/22	1,900,000	1,324,490
8/01/23	1,985,000	1,302,299
8/01/24	2,075,000	1,280,358
8/01/25	2,170,000	1,259,577
8/01/26	2,265,000	1,238,094
Peralta Community College District GO,
Election of 2000, Series B, NATL Insured, 5.25%, 8/01/32	8,450,000	8,560,272
Election of 2006, Series B, AGMC Insured, 5.00%, 8/01/24	6,000,000	6,375,180
Perris CFD No. 93-1 Special Tax, Series A, AMBAC Insured, 5.125%, 8/15/23	3,610,000	3,617,076
Perris School District COP, School Facility Bridge Funding Program, AGMC Insured, 5.50%, 9/01/34	4,000,000	4,340,360
Perris UHSD, GO, Election of 2012, Series A, AGMC Insured, 5.00%, 9/01/42	5,000,000	5,268,350
Pittsburg USD Financing Authority Revenue, Board Program, AGMC Insured, 5.50%, 9/01/46	9,980,000	10,622,013
Pleasanton USD, COP, Refunding, AGMC Insured, 5.00%, 8/01/29	4,000,000	4,187,280
Pomona USD, GO, Election of 2008,
Series A, Assured Guaranty, 5.25%, 8/01/33	5,675,000	6,073,839
Series C, AGMC Insured, 5.25%, 8/01/40	16,000,000	16,853,280
Poway RDA Tax Allocation, Paguay Redevelopment Project,
AMBAC Insured, 5.00%, 12/15/25	9,195,000	9,197,391
Refunding, NATL Insured, 5.75%, 6/15/33	2,225,000	2,222,219
Poway USD, PFA Special Tax Revenue, Build America Mutual Assurance, 5.00%, 10/01/41	10,000,000	10,204,600
Rancho Cucamonga RDA Tax Allocation, Rancho Redevelopment Project, Refunding, AGMC Insured, 5.25%, 9/01/20	2,500,000	2,505,125
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured Guaranty, 5.875%,
8/01/37	24,000,000	26,380,080
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn., 8/01/35	10,000,000	3,466,200

Franklin California Tax-Free Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
Ripon USD, GO, Election of 2012, Refunding, Series A, Build America Mutual Assurance, zero cpn. to 8/01/18, 5.00%
thereafter, 8/01/42	3,020,000	2,265,815
Riverside Electric Revenue, Issue D, AGMC Insured, 5.00%, 10/01/38	5,310,000	5,488,947
Rohnert Park Community Development Commission Tax Allocation Revenue, Redevelopment Project, Series R, NATL RE,
FGIC Insured,
5.00%, 8/01/37	3,620,000	3,503,545
Pre-Refunded, 5.00%, 8/01/37	1,380,000	1,488,537
Sacramento Area Flood Control Agency Special Assessment,
Consolidated, Capital AD, Refunding, Series A, Assured Guaranty, 5.00%, 10/01/32	5,000,000	5,317,450
Subordinate, Capital AD No. 2, FGIC Insured, 5.80%, 11/01/16	430,000	441,756
Sacramento County Airport System Revenue, Senior, Series B, Assured Guaranty, 5.50%, 7/01/34	16,320,000	17,589,370
Salida Area Public Facilities Financing Agency No. 88 Special Tax, Refunding, AGMC Insured, 5.00%, 9/01/30	5,435,000	5,556,309
San Bernardino County SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn., 5/01/22	28,405,000	18,989,595
San Francisco Community College District GO, Series A, NATL RE, FGIC Insured, 5.00%, 6/15/26	6,000,000	6,016,860
San Gabriel USD, GO, Capital Appreciation, Series A, AGMC Insured, zero cpn.,
8/01/26	3,530,000	2,127,460
2/01/27	1,850,000	1,082,731
San Jacinto USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/30	4,375,000	4,557,787
San Joaquin Delta Community College District GO, Election of 2004,
Capital Appreciation, Series B, AGMC Insured, zero cpn., 8/01/31	10,475,000	4,128,197
Capital Appreciation, Series B, AGMC Insured, zero cpn., 8/01/32	15,185,000	5,623,613
Series A, AGMC Insured, 5.00%, 8/01/29	520,000	539,838
Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/29	4,530,000	4,821,324
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	13,155,000	6,799,425
Refunding, Series A, NATL Insured, 5.375%, 1/15/29	18,075,000	18,076,627
Refunding, Series A, NATL Insured, 5.25%, 1/15/30	12,860,000	12,845,211
senior lien, NATL Insured, 5.00%, 1/01/33	10,035,000	9,318,802
San Jose MFHR, Sixth and Martha Family Apartments, FNMA Insured, 5.875%, 3/01/33	3,410,000	3,414,672
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/31	15,470,000	15,083,869
San Juan USD, GO, Election of 2002, BHAC Insured, 5.00%, 8/01/31	5,000,000	5,164,750
San Marcos School Financing Authority Lease Revenue, AGMC Insured, 5.00%, 8/15/40	15,635,000	15,821,056
San Marino USD, GO, Election of 2000, Series A, NATL Insured, zero cpn., 7/01/25	6,080,000	3,955,466
San Mateo GO, Library Improvement Project, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 8/01/30	5,790,000	5,887,677
Sanger Financing Authority Wastewater Revenue, Fresno County, Subordinate, AGMC Insured, 5.00%,
6/15/35	2,360,000	2,433,585
6/15/43	3,225,000	3,301,207
Sanger Financing Authority Water Revenue, Fresno County, AGMC Insured, 5.00%, 6/15/43	2,930,000	2,999,236
Santa Ana USD, COP, Capital Appreciation, Financing Project, AGMC Insured, zero cpn., 4/01/24	14,245,000	9,597,996
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured, 5.125%, 2/01/41	11,545,000	11,761,353
Santa Monica PFA Lease Revenue, Civic Center Parking Project, XLCA Insured, 5.00%, 7/01/33	11,050,000	11,126,908
Santa Rosa Wastewater Service Facilities District Revenue, Refunding and Improvement, AMBAC Insured, 6.00%, 7/02/15	745,000	754,707
Santee School District GO, Election of 2006,
Series A, AGMC Insured, 5.00%, 8/01/31	6,845,000	7,036,592
Series B, Assured Guaranty, 5.00%, 8/01/38	1,000,000	1,011,950
Series B, Assured Guaranty, 5.00%, 8/01/48	5,250,000	5,300,452
Saugus/Hart School Facilities Financing Authority Lease Revenue, Series A, AGMC Insured, 5.00%,
9/01/35	2,000,000	2,076,520
9/01/40	1,500,000	1,541,310
Snowline Joint USD, COP, Refinancing Project, Refunding, Assured Guaranty, 5.00%, 9/01/34	13,390,000	13,982,240
Sonoma CDA Tax Allocation, Redevelopment Project, Refunding, Assured Guaranty, 5.00%, 12/01/30	3,795,000	3,885,397
Southern California Water Replenishment District Revenue COP, 5.00%, 8/01/41	10,000,000	10,208,400
Southern Mono Health Care District GO, Election of 2001, Series A, NATL Insured, zero cpn.,
8/01/28	2,340,000	1,073,990
8/01/29	2,440,000	1,041,807
8/01/30	2,550,000	1,018,598
8/01/31	2,660,000	989,360
Stanislaus USD, GO, Election of 2008,
Series A, Assured Guaranty, 5.625%, 8/01/33	4,140,000	4,526,138
Series B, Assured Guaranty, 5.125%, 8/01/41	3,400,000	3,533,348
Stockton Revenue COP, Wastewater System Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/23	6,500,000	6,501,950
Sulphur Springs USD, COP, Capital Appreciation, AGMC Insured, zero cpn. to 12/01/15, 6.50% thereafter, 12/01/37	15,000,000	15,378,300
Truckee PFA Tax Allocation Revenue, Truckee Redevelopment Project Loan, Series A, AGMC Insured,
5.00%, 9/01/30	1,255,000	1,339,198
5.375%, 9/01/37	5,000,000	5,292,450

Franklin California Tax-Free Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
Tulare County Board of Education COP, Capital Improvement Projects, Build America Mutual Assurance,
5.375%, 5/01/33	3,185,000	3,356,703
5.50%, 5/01/38	8,305,000	8,715,931
Tustin CRDA Tax Allocation, Housing, AGMC Insured,
5.00%, 9/01/30	2,125,000	2,175,193
5.25%, 9/01/39	3,250,000	3,302,845
Union Elementary School District GO, Capital Appreciation,
Series A, NATL RE, FGIC Insured, zero cpn., 9/01/24	2,000,000	1,369,600
Series B, NATL RE, FGIC Insured, zero cpn., 9/01/25	5,500,000	3,535,565
Series B, NATL RE, FGIC Insured, zero cpn., 9/01/26	5,850,000	3,539,367
University of California Revenues, Limited Project, Series D, NATL RE, FGIC Insured, 5.00%, 5/15/37	6,460,000	6,943,919
Vacaville PFA Tax Allocation Revenue, Vacaville Redevelopment Projects, AGMC Insured, 5.00%, 9/01/31	5,095,000	5,102,642
Val Verde USD,
COP, Refunding, Series A, Assured Guaranty, 5.125%, 3/01/36	7,020,000	7,139,972
GO, Election of 2008, Refunding, Series B, AGMC Insured, zero cpn., 8/01/34	1,000,000	670,910
Vista USD, GO, Capital Appreciation, Series A, AGMC Insured, zero cpn.,
8/01/26	7,150,000	4,252,319
2/01/27	4,795,000	2,764,365
Washington Township Health Care District Revenue, Refunding,
5.00%, 7/01/18	2,000,000	2,003,240
5.125%, 7/01/23	450,000	450,437
Weaver USD, GO, Election of 2006, Series C, AMBAC Insured, zero cpn., 8/01/47	18,685,000	2,530,323
West Contra Costa USD, GO,
Election of 2005, Series A, AGMC Insured, 5.00%, 8/01/35	20,000,000	20,487,800
Refunding, Assured Guaranty, 5.25%, 8/01/29	2,500,000	2,780,150
West Hills Community College District School Facilities ID No. 3 GO, Election of 2008, Series B, AGMC Insured, 6.50%,
8/01/41	4,000,000	4,436,440
West Kern Community College District COP, AMBAC Insured, 5.375%, 11/01/28	5,615,000	5,720,674
Western Placer USD, COP, Refinancing Project, AGMC Insured, 5.20%, 11/01/41	1,000,000	1,043,840
Western Riverside County Water and Wastewater Finance Authority Revenue, Western Municipal Water District
Improvement, Assured Guaranty,
5.50%, 9/01/34	1,750,000	1,849,488
5.625%, 9/01/39	2,500,000	2,589,925
Wiseburn School District GO, Election of 2010,
Series A, AGMC Insured, 5.75%, 8/01/40	9,215,000	9,937,180
Series B, AGMC Insured, 5.625%, 5/01/41	10,000,000	10,824,600
Woodside Elementary School District GO, Election of 2005, NATL Insured, Pre-Refunded, 5.00%, 10/01/29	4,435,000	4,942,054
Yosemite Community College District GO, Election of 2004, Series C, AGMC Insured, 5.00%, 8/01/32	5,000,000	5,447,350
Total Municipal Bonds (Cost $1,631,365,100) 97.4%		1,756,815,055
Other Assets, less Liabilities 2.6%		47,282,095
Net Assets 100.0%		$1,804,097,150

ABBREVIATIONS
Selected Portfolio

ABAG - The Association of Bay Area Governments
AD - Assessment District
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BHAC - Berkshire Hathaway Assurance Corp.
CDA - Community Development Authority/Agency
CFD - Community Facilities District
COP - Certificate of Participation
CRDA - Community Redevelopment Authority/Agency
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority/Agency

Franklin California Tax-Free Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
GO - General Obligation
ID - Improvement District
MFHR - Multi-Family Housing Revenue
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PFA - Public Financing Authority
PFAR - Public Financing Authority Revenue
RDA - Redevelopment Agency/Authority
SFMR - Single Family Mortgage Revenue
UHSD - Unified/Union High School District
USD - Unified/Union School District
XLCA - XL Capital Assurance

Franklin California Tax-Free Trust

Statement of Investments, March 31, 2014 (unaudited)

Franklin California Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 94.2%
California 90.0%
ABAG Finance Authority for Nonprofit Corps. Insured Senior Living Revenue, Odd Fellows Home of California, Refunding,
Series A, California Mortgage Insured, 5.00%,
4/01/23	$1,000,000	$1,149,840
4/01/24	1,000,000	1,134,700
ABAG Finance Authority for Nonprofit Corps. Revenue,
Channing House, California Mortgage Insured, 5.00%, 5/15/20	2,000,000	2,218,420
Episcopal Senior Communities, Refunding, 5.25%, 7/01/22	6,520,000	7,187,192
Jackson Laboratory, Refunding, 5.00%, 7/01/21	1,000,000	1,145,420
Jackson Laboratory, Refunding, 5.00%, 7/01/22	820,000	943,484
Jackson Laboratory, Refunding, 5.00%, 7/01/23	460,000	523,135
Jackson Laboratory, Refunding, 5.00%, 7/01/24	1,000,000	1,131,810
ABAG Revenue, SABR, Refunding, Series A-E, 5.40%, 9/15/14	140,000	141,431
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured,
zero cpn., 10/01/17	10,000,000	9,406,000
[a]Antelope Valley Community College District GO, Refunding, Series A, 5.00%, 8/01/25	4,210,000	4,956,938
Arcadia USD, GO, Capital Appreciation, Election of 2006, Series A, AGMC Insured, zero cpn., 8/01/22	4,065,000	2,814,200
Baldwin Park USD, GO, Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/24	5,265,000	3,108,983
Banning Utility Authority Water Enterprise Revenue, Refunding and Improvement Projects, NATL RE, FGIC Insured, 5.00%,
11/01/21	1,080,000	1,180,386
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
Refunding, Series F-1, 5.00%, 4/01/22	15,000,000	18,051,450
Series F, Pre-Refunded, 5.00%, 4/01/24	3,000,000	3,277,020
Bonita Canyon Public Facilities Financing Authority Special Tax, CFD No. 98-1, Refunding, 5.00%,
9/01/26	1,000,000	1,030,200
9/01/28	2,000,000	2,029,940
Burbank USD, GO, Capital Appreciation, Election of 1997, Series C, NATL RE, FGIC Insured, zero cpn.,
8/01/15	4,600,000	4,536,474
8/01/16	4,670,000	4,527,051
California Community College Financing Authority Lease Revenue, Coast Community College District, Series A, Pre-
Refunded, 5.00%, 6/01/26	1,220,000	1,455,850
California Educational Facilities Authority Revenue,
Chapman University, Refunding, 5.00%, 4/01/25	5,000,000	5,491,000
University of San Francisco, 5.00%, 10/01/21	3,000,000	3,400,020
California Health Facilities Financing Authority Revenue,
Catholic Healthcare West, Series K, 5.125%, 7/01/22	11,370,000	11,845,721
Cedars-Sinai Medical Center, Refunding, 5.00%, 11/15/19	2,000,000	2,112,020
Providence Health and Services, Series C, 5.75%, 10/01/19	1,440,000	1,690,646
Providence Health and Services, Series C, 6.00%, 10/01/20	1,500,000	1,731,540
Scripps Health, Series A, 5.00%, 10/01/22	4,600,000	5,127,436
California Infrastructure and Economic Development Bank Revenue, Broad Museum Project, Series A, 5.00%, 6/01/21	5,000,000	5,984,950
California Municipal Finance Authority COP, Community Hospitals of Central California,
5.00%, 2/01/18	4,390,000	4,898,625
5.00%, 2/01/19	3,860,000	4,327,909
5.00%, 2/01/20	1,600,000	1,730,048
5.00%, 2/01/21	1,600,000	1,718,176
Refunding, 5.00%, 2/01/17	4,025,000	4,420,577
Refunding, 5.00%, 2/01/19	2,590,000	2,736,542
California State Department of Water Resources Central Valley Project Water System Revenue,
Refunding, Series AM, 5.00%, 12/01/24	8,495,000	10,162,484
Series AM, 5.00%, 12/01/23	10,000,000	12,089,900
Series AM, 5.00%, 12/01/25	5,000,000	5,932,100
California State Department of Water Resources Power Supply Revenue,
Refunding, Series H, 5.00%, 5/01/22	7,400,000	8,547,666
Refunding, Series H, AGMC Insured, 5.00%, 5/01/22	5,000,000	5,775,450
Refunding, Series L, 5.00%, 5/01/22	12,000,000	14,035,440
Refunding, Series N, 5.00%, 5/01/21	10,845,000	12,926,806
Series H, AGMC Insured, 5.00%, 5/01/17	10,420,000	11,778,455
California State Department of Water Resources Water System Revenue, Central Valley Project, Refunding, Series AE,
5.00%, 12/01/26	5,000,000	5,578,950

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin California Tax-Free Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
California State Economic Recovery GO, Series A,
5.00%, 7/01/15	6,115,000	6,187,768
Pre-Refunded, 5.00%, 7/01/15	4,555,000	4,610,116
California State GO,
5.25%, 6/01/16	515,000	519,017
Refunding, 5.00%, 2/01/22	15,000,000	17,673,900
Refunding, 5.25%, 9/01/22	16,330,000	19,580,160
Refunding, 5.00%, 10/01/22	15,785,000	18,629,457
Various Purpose, Refunding, 5.00%, 12/01/27	5,000,000	5,698,050
Various Purpose, Refunding, 5.00%, 12/01/28	5,000,000	5,667,100
California State Health Facilities Financing Authority Revenue, Community Program for Persons with Developmental
Disabilities, Series A, California Mortgage Insured, 6.00%, 2/01/24	2,000,000	2,343,600
California State Municipal Finance Authority Revenue,
Kern Regional Center Project, Series A, 6.00%, 5/01/19	1,320,000	1,474,862
Kern Regional Center Project, Series A, 6.875%, 5/01/25	1,500,000	1,650,765
Loma Linda University, 5.00%, 4/01/24	1,180,000	1,225,477
South Central Los Angeles Regional Center Project, Community Impact Development, 5.25%, 12/01/27	3,990,000	4,074,628
California State Public Works Board Lease Revenue,
California State University Projects, Series B-1, 5.375%, 3/01/25	2,500,000	2,830,925
Department of Corrections and Rehabilitation, Refunding, Series J, 5.00%, 1/01/21	3,000,000	3,206,430
Department of Forestry and Fire Protection, Series A, 4.875%, 10/01/18	1,325,000	1,329,227
Department of General Services, Buildings 8 and 9, Series A, 5.75%, 4/01/23	4,000,000	4,662,000
Department of General Services, Buildings 8 and 9, Series A, 6.00%, 4/01/24	6,605,000	7,803,147
[a] Series A, 5.00%, 9/01/26	10,000,000	11,317,700
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, 5.50%, 11/01/25	4,725,000	5,463,943
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, 5.50%, 11/01/26	1,000,000	1,148,530
Trustees of the California State University, Series D, 5.00%, 9/01/25	2,920,000	3,358,234
Trustees of the California State University, Series D, 5.00%, 9/01/26	4,650,000	5,318,112
Various Capital Projects, Series A, Sub Series A-1, 5.25%, 3/01/22	7,475,000	8,544,897
Various Capital Projects, Series G, Sub Series G-1, 5.25%, 10/01/18	5,605,000	6,544,454
Various Capital Projects, Series G, Sub Series G-1, 5.00%, 10/01/20	6,405,000	7,367,736
Various Capital Projects, Series G, Sub Series G-1, 5.125%, 10/01/22	14,555,000	16,682,068
California State University Revenue, Systemwide,
Refunding, Series A, 5.00%, 11/01/25	10,000,000	11,375,500
Series A, 5.00%, 11/01/26	11,000,000	12,554,520
California Statewide CDA Revenue,
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 6.00%, 5/15/23	10,000,000	11,173,800
Enloe Medical Center, Series A, California Mortgage Insured, 5.50%, 8/15/23	3,000,000	3,342,390
Henry Mayo Newhall Memorial, Refunding, Series A, Assured Guaranty, 5.00%, 10/01/26	1,000,000	1,082,340
Henry Mayo Newhall Memorial, Refunding, Series A, Assured Guaranty, 5.00%, 10/01/28	1,250,000	1,345,163
Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 12/01/22	8,000,000	8,484,880
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 8/01/18	2,905,000	3,248,865
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 2/01/19	3,035,000	3,445,059
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 8/01/19	3,075,000	3,509,313
Poway RHF Housing, Series A, California Mortgage Insured, 5.00%, 11/15/28	500,000	526,100
The Redwoods Project, Refunding, California Mortgage Insured, 5.00%, 11/15/28	1,000,000	1,079,970
Sutter Health, Series A, 5.00%, 8/15/24	2,000,000	2,276,500
Sutter Health, Series A, 5.00%, 8/15/25	4,715,000	5,326,111
Sutter Health, Series A, 5.00%, 8/15/27	7,005,000	7,654,854
Temporary 40, American Baptist Homes of the West, Series B, Sub Series B-3, 2.10%, 10/01/19	1,000,000	986,670
Temporary 55, American Baptist Homes of the West, Series B, Sub Series B-2, 2.40%, 10/01/20	1,000,000	973,490
Temporary 70, American Baptist Homes of the West, Series B, Sub Series B-1, 2.75%, 10/01/21	3,000,000	2,932,230
Viewpoint School, ACA Insured, Pre-Refunded, 4.50%, 10/01/17	460,000	469,885
Viewpoint School, ACA Insured, Pre-Refunded, 4.75%, 10/01/18	480,000	490,910
California Statewide CDA, MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 4.25%, 7/20/24	3,540,000	3,542,018
Carson RDA, Tax Allocation Housing, Series A, 5.00%,
10/01/22	1,975,000	2,012,249
10/01/23	2,135,000	2,169,288
10/01/24	2,245,000	2,273,534
10/01/25	1,700,000	1,713,107
Castaic Lake Water Agency Revenue COP, Water System Improvement Project, Capital Appreciation, AMBAC Insured, zero
cpn., 8/01/22	10,445,000	7,671,748
Cathedral City 1915 Act Special Assessment, Limited Obligation, Cove ID No. 04-02, 5.00%, 9/02/24	970,000	970,989
Chabot-Las Positas Community College District GO, Alameda and Contra Costa Counties, Refunding, 5.00%, 8/01/24	6,715,000	7,824,184
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, NATL RE, FGIC Insured, zero cpn., 8/01/17	5,235,000	4,999,163

Franklin California Tax-Free Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
Clovis Wastewater Revenue, Refunding, Build America Mutual Assurance, 5.00%, 8/01/28	1,200,000	1,316,100
Clovis Water Revenue, Refunding, Build America Mutual Assurance, 5.00%,
3/01/26	2,620,000	2,959,211
3/01/27	1,000,000	1,118,820
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series A, 5.00%, 8/01/25	8,275,000	8,189,850
Conejo Valley USD, GO, Election of 1998,
Series C, AGMC Insured, zero cpn., 8/01/17	2,500,000	2,365,400
Series D, NATL RE, FGIC Insured, Pre-Refunded, 4.50%, 8/01/19	4,000,000	4,057,680
Corona-Norco USD,
COP, Series A, AGMC Insured, 5.00%, 4/15/19	1,310,000	1,486,523
COP, Series A, AGMC Insured, 5.00%, 4/15/22	1,465,000	1,610,313
GO, Capital Appreciation, Election of 2006, Series E, zero cpn. to 7/31/21, 5.30% thereafter, 8/01/25	4,645,000	3,547,479
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/24	1,565,000	1,700,748
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/25	1,000,000	1,079,380
Cupertino USD, GO, Santa Clara County,
[a] Election of 2012, Series B, 5.00%, 8/01/28	1,000,000	1,163,890
[a] Election of 2012, Series B, 5.00%, 8/01/26	1,285,000	1,525,552
[a] Election of 2012, Series B, 5.00%, 8/01/27	1,500,000	1,764,675
Refunding, 5.00%, 8/01/22	1,690,000	1,965,876
Desert Sands USD,
COP, Financing Project, AGMC Insured, 5.00%, 3/01/19	2,090,000	2,319,733
GO, Election of 2001, 5.25%, 8/01/21	2,015,000	2,313,099
East Side UHSD Santa Clara County GO, Refunding, AGMC Insured, 5.00%,
8/01/20	2,800,000	3,244,528
8/01/21	2,140,000	2,471,572
8/01/22	3,090,000	3,527,760
Eden Township Healthcare District COP, 5.00%, 6/01/18	1,505,000	1,619,425
Fairfax School District GO, Election of 2000, Series A, NATL RE, FGIC Insured, 5.00%, 11/01/17	470,000	510,105
Folsom PFA Special Tax Revenue,
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/23	1,005,000	1,025,532
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/24	1,055,000	1,075,889
Refunding, Series A, 5.00%, 9/01/19	1,000,000	1,062,690
Refunding, Series A, 5.00%, 9/01/20	1,270,000	1,341,145
Refunding, Series A, 5.00%, 9/01/21	1,335,000	1,392,151
Refunding, Series A, 5.00%, 9/01/22	1,400,000	1,447,222
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue, Refunding, Series A,
AGMC Insured, zero cpn. to 1/14/24, 5.30% thereafter, 1/15/29	15,000,000	9,624,900
zero cpn. to 1/14/24, 5.70% thereafter, 1/15/25	2,500,000	1,517,025
zero cpn. to 1/15/24, 5.80% thereafter, 1/15/26	3,760,000	2,269,837
zero cpn. to 1/15/24, 5.90% thereafter, 1/15/27	6,395,000	3,839,558
Fullerthon School District Financing Authority Special Tax Revenue, senior lien, Refunding, Series A, AGMC Insured, 5.00%,
9/01/27	1,000,000	1,072,070
9/01/28	1,040,000	1,104,927
Imperial Community College District GO, Refunding, AGMC Insured, 5.00%,
8/01/21	1,010,000	1,151,218
8/01/22	1,170,000	1,339,404
8/01/23	1,350,000	1,527,404
Irvine 1915 Act Special Assessment, Limited Obligation, Reassessment District No. 11-1, 5.00%, 9/02/26	500,000	516,185
Irvine USD Financing Authority Special Tax, Series A,
4.70%, 9/01/15	1,040,000	1,064,658
4.80%, 9/01/17	1,325,000	1,357,092
4.875%, 9/01/18	1,490,000	1,525,671
5.00%, 9/01/20	1,095,000	1,116,615
Jurupa PFA Special Tax Revenue, Series A, AGMC Insured, 5.00%,
9/01/30	2,750,000	2,884,558
9/01/33	5,000,000	5,193,800
Lancaster RDA Tax Allocation, Combined Redevelopment Project Areas, 6.00%, 8/01/24	1,300,000	1,373,099
Lee Lake PFAR, Special Tax, junior lien, Refunding, Series B,
5.00%, 9/01/27	1,795,000	1,794,928
5.25%, 9/01/29	1,035,000	1,043,363
Loma Linda Hospital Revenue, Loma Linda University Medical Center, Series A, 5.00%, 12/01/19	5,000,000	5,091,400
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/17	3,950,000	4,342,512
Los Angeles Convention and Exhibition Center Authority Lease Revenue, Refunding, Series A, 5.00%, 8/15/20	20,000,000	22,702,600
Los Angeles County MTA Sales Tax Revenue, Proposition C,
Refunding, Series B, 5.00%, 7/01/23	5,000,000	5,925,900

Franklin California Tax-Free Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
Senior, Refunding, Series A, 5.25%, 7/01/23	15,000,000	17,483,700
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, Refunding, Series A, 5.00%,
10/01/22	2,750,000	3,229,518
Los Angeles Department of Water and Power Revenue, Power System, Refunding, Series A, 5.00%, 7/01/25	5,135,000	6,044,871
Los Angeles GO, Judgement Obligation, Series A, 5.00%, 6/01/18	5,650,000	6,390,997
Los Angeles USD,
COP, 5.00%, 12/01/20	3,830,000	4,442,072
GO, Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/21	5,975,000	6,554,515
GO, Refunding, Series A-1, 5.00%, 7/01/23	13,335,000	16,107,613
GO, Refunding, Series A-1, FGIC Insured, 5.00%, 7/01/25	6,265,000	6,617,469
GO, Refunding, Series A-2, 5.00%, 7/01/21	5,000,000	5,969,550
GO, Refunding, Series A-2, FGIC Insured, 5.00%, 7/01/22	5,000,000	5,055,500
GO, Series D, 5.00%, 7/01/27	3,410,000	3,840,751
GO, Series I, 5.00%, 7/01/18	5,000,000	5,806,400
Los Angeles Wastewater System Revenue, Subordinate, Refunding,
Series A, 5.00%, 6/01/27	9,145,000	10,576,375
Series B, 5.00%, 6/01/28	11,700,000	13,237,497
Manteca USD Special Tax, CFD No. 1989-2, Series B, AGMC Insured, 5.00%,
9/01/22	1,000,000	1,122,380
9/01/26	1,280,000	1,389,978
Marina Joint Powers Financing Authority MFHR, Abrams B Apartments Financing, Mandatory Put 11/15/16, FNMA Insured,
3.90%, 11/15/36	3,440,000	3,585,340
3.95%, 11/15/36	1,280,000	1,335,962
Martinez USD, GO, Election of 2010, Capital Appreciation, zero cpn. to 8/01/14, 5.375% thereafter, 8/01/26	5,000,000	5,423,400
Metropolitan Water District of Southern California Waterworks Revenue, Refunding, Series C, 5.00%, 10/01/26	8,010,000	9,199,725
Montebello USD, GO, Capital Appreciation, NATL RE, FGIC Insured, zero cpn.,
8/01/18	1,455,000	1,258,531
8/01/19	1,480,000	1,214,858
Moreno Valley USD, GO,
Capital Appreciation, Refunding, NATL Insured, zero cpn., 8/01/24	7,500,000	4,707,900
Election of 2004, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/17	2,000,000	2,032,100
Election of 2004, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/18	2,300,000	2,336,915
Mount Diablo USD, GO, Contra Costa County, Election of 2002, Refunding, Series B-2, 5.00%, 7/01/27	3,200,000	3,589,696
Mount San Antonio Community College District GO, Los Angeles County, Election of 2008, Series A, zero cpn. to 8/01/23,
5.875% thereafter, 8/01/28	6,000,000	4,314,660
Murrieta PFA Special Tax Revenue, Refunding, 5.00%,
9/01/20	1,225,000	1,322,363
9/01/22	1,495,000	1,626,440
9/01/24	1,810,000	1,931,469
9/01/25	1,000,000	1,053,260
New Haven USD, GO, Capital Appreciation, Refunding, AGMC Insured, zero cpn.,
8/01/22	11,750,000	8,573,975
8/01/23	3,200,000	2,211,616
Northern California Power Agency Revenue, Geothermal Project No. 3, Series A,
5.00%, 7/01/23	2,000,000	2,287,600
5.25%, 7/01/24	2,000,000	2,290,920
Oakland USD Alameda County GO, Election of 2006, Series A, 6.50%, 8/01/23	2,200,000	2,584,714
Oxnard Financing Authority Local Obligation Special Assessment, senior lien, Special District Bond Refinancings, Refunding,
Series A, 5.00%, 9/02/26	1,045,000	1,129,081
Palm Desert Financing Authority Tax Allocation Revenue, Project Area No. 1, As Amended, Series A, NATL Insured, 5.00%,
4/01/23	7,690,000	7,841,877
Palo Alto 1915 Act Special Assessment, Refunding and Improvement, Limited Obligation, University Avenue Area Off-Street
Parking AD, 5.00%,
9/02/28	1,000,000	1,061,270
9/02/29	1,280,000	1,355,622
Palo Verde Community College District COP, AMBAC Insured, 5.00%,
1/01/22	1,015,000	1,049,551
1/01/23	1,065,000	1,097,514
1/01/24	1,070,000	1,101,544
Perris UHSD Financing Authority Special Tax,
5.25%, 9/01/25	1,005,000	1,032,246
5.50%, 9/01/27	1,270,000	1,306,487
5.625%, 9/01/29	1,375,000	1,411,341
Pomona RDA Tax Allocation, Mountain Meadows Redevelopment Project, Refunding, Series X, 5.35%, 12/01/16	1,000,000	1,046,830

Franklin California Tax-Free Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
Poway USD, PFA Special Tax Revenue, Build America Mutual Assurance, 5.00%,
10/01/31	1,700,000	1,801,490
10/01/32	1,850,000	1,950,067
Rancho Mirage Joint Powers Financing Authority Revenue, Eisenhower Medical Center, Series A, 5.00%,
7/01/16	1,420,000	1,517,526
7/01/21	1,695,000	1,769,072
Redlands USD, GO, Election of 2002, AGMC Insured, 5.00%, 7/01/19	1,000,000	1,002,250
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured Guaranty, 5.00%,
8/01/19	2,010,000	2,320,947
8/01/20	2,315,000	2,620,464
8/01/21	2,050,000	2,285,668
Riverside County COP, Capital Improvement, Family Law, Refunding, Series A, NATL RE, FGIC Insured, 5.00%, 11/01/18	1,540,000	1,614,567
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 6.50%, 12/01/21	1,045,000	1,136,040
Desert Communities Redevelopment Project Area, second lien, Series D, 6.75%, 12/01/26	1,025,000	1,116,143
Jurupa Valley Redevelopment Project Area, Series B, 6.50%, 10/01/25	1,225,000	1,318,872
Riverside County Transportation Commission Sales Tax Revenue, Refunding, Series A, 5.25%,
6/01/25	3,500,000	4,213,650
6/01/27	4,000,000	4,740,720
Sacramento City Financing Authority Special Tax Revenue, Westlake and Regency Park, Refunding, Series A, AGMC
Insured, 5.00%, 9/01/21	1,305,000	1,503,464
Sacramento County COP, Refunding,
5.375%, 2/01/23	3,400,000	3,633,410
5.50%, 2/01/25	3,770,000	4,053,052
Sacramento County Special Tax, CFD No. 1, Improvement Area No. 1, Laguna Creek Ranch/Elliott Ranch, Refunding,
5.00%, 9/01/20	1,510,000	1,630,015
Sacramento MUD Electric Revenue, Refunding, Series X, 5.00%, 8/15/25	10,000,000	11,326,900
San Bernardino County COP, Arrowhead Project, Refunding, Series A, 5.25%, 8/01/26	15,000,000	15,942,600
[a]San Bernardino County Transportation Authority Revenue, Sales Tax Revenue, Series A, 5.00%,
3/01/30	2,685,000	3,095,107
3/01/31	5,090,000	5,811,660
San Diego Public Facilities Financing Authority Lease Revenue, Master Refunding Project, Series A, 5.00%, 9/01/26	8,000,000	8,640,640
San Diego RDA Tax Allocation Revenue, Naval Training Center, Series A, 5.00%, 9/01/25	1,000,000	1,015,290
San Francisco BART District GO, Election of 2004, Series C, 5.00%,
8/01/27	2,640,000	3,104,297
8/01/28	3,500,000	4,093,670
San Francisco City and County Airport Commission International Airport Revenue,
Issue 34D, Refunding, Second Series, 5.25%, 5/01/26	5,425,000	6,087,121
Refunding, Second Series G, 5.00%, 5/01/23	4,970,000	5,684,636
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/24	8,400,000	9,413,796
San Francisco City and County GO, Clean and Safe Neighborhood Parks, Series B, 4.75%, 6/15/19	2,610,000	3,045,557
San Francisco City and County RDA Hotel Occupancy Revenue, Refunding, AGMC Insured, 5.00%, 6/01/24	10,275,000	11,007,916
San Francisco City and County Redevelopment Agency Successor Agency Tax Allocation,
Mission Bay San Francisco Project, Series A, 5.00%, 8/01/34	1,110,000	1,159,106
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/30	1,080,000	1,146,150
San Francisco City and County Redevelopment Financing Authority Tax Allocation,
Mission Bay North Redevelopment, Series C, 5.875%, 8/01/25	1,000,000	1,102,210
Mission Bay South Redevelopment, Series D, 5.50%, 8/01/19	1,030,000	1,154,579
Mission Bay South Redevelopment, Series D, 6.25%, 8/01/21	1,000,000	1,139,330
Mission Bay South Redevelopment, Series D, 6.25%, 8/01/23	1,000,000	1,126,340
Mission Bay South Redevelopment, Series D, 6.00%, 8/01/25	1,465,000	1,604,981
Mission Bay South Redevelopment, Series D, 6.125%, 8/01/26	1,550,000	1,688,694
San Francisco Redevelopment Projects, Series B, 6.125%, 8/01/26	1,000,000	1,119,470
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding, Series A,
5.60%, 1/15/16	3,000,000	3,066,270
NATL Insured, zero cpn., 1/15/26	19,000,000	9,820,530
San Jose RDA Tax Allocation, Merged Area Redevelopment Project,
Refunding, Series D, AMBAC Insured, 5.00%, 8/01/23	13,000,000	13,347,620
Series B, XLCA Insured, 5.00%, 8/01/26	8,000,000	7,970,320
San Luis and Delta-Mendota Water Authority Revenue, DHCCP Development Project, Refunding, Series A, 5.00%, 3/01/29	1,000,000	1,095,500
Sanger USD, GO, Election of 2006, Series A, AGMC Insured, 5.00%,
8/01/19	1,325,000	1,421,911
8/01/20	1,510,000	1,615,458
Santa Ana Community RDA Tax Allocation, Merged Project Area, Refunding, Series A, 6.00%, 9/01/22	5,000,000	5,653,150

Franklin California Tax-Free Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
Santa Ana USD, GO,
Election of 1999, Series B, NATL RE, FGIC Insured, zero cpn., 8/01/14	3,125,000	3,115,313
Election of 2008, Series A, 5.25%, 8/01/25	2,000,000	2,220,740
Santa Margarita Water District Special Tax, CFD No. 99-1, Refunding, Series A,
5.00%, 9/01/25	1,000,000	1,032,900
5.00%, 9/01/26	1,000,000	1,032,650
5.00%, 9/01/27	1,000,000	1,031,600
5.125%, 9/01/28	1,060,000	1,091,217
5.25%, 9/01/29	1,000,000	1,025,480
Sonoma-Marin Area Rail Transit District Measure Q Sales Tax Revenue, Series A, 5.00%,
3/01/25	15,410,000	17,764,956
3/01/27	11,945,000	13,544,077
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A,
5.25%, 9/01/24	3,500,000	3,751,300
South Gate PFA Tax Allocation Revenue, South Gate Redevelopment Project No. 1, XLCA Insured, 5.00%, 9/01/16	735,000	746,010
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%, 11/01/19	2,500,000	2,860,025
Southern California Public Power Authority Revenue, Canyon Power Project, Refunding, Series A, 5.00%, 7/01/19	1,500,000	1,758,015
Tulare County Board of Education COP, Capital Improvement Projects, Build America Mutual Assurance, 5.00%, 5/01/28	1,040,000	1,095,806
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, 5.25%, 1/01/24	5,000,000	5,685,750
Tustin CRDA Tax Allocation, Housing, AGMC Insured, 5.00%,
9/01/24	1,000,000	1,050,250
9/01/25	1,000,000	1,048,530
University of California Revenues, General,
Refunding, Series S, 5.00%, 5/15/19	8,145,000	9,501,468
Series U, 5.00%, 5/15/19	4,060,000	4,790,191
Washington Township Health Care District Revenue, Series A, 5.00%, 7/01/25	3,035,000	3,177,129
West Kern Community College District COP, AMBAC Insured,
5.00%, 11/01/20	1,015,000	1,053,174
5.00%, 11/01/21	1,065,000	1,083,680
5.00%, 11/01/22	1,115,000	1,129,963
5.125%, 11/01/23	1,170,000	1,186,860
5.125%, 11/01/24	1,230,000	1,246,211
Whittier UHSD, GO, Capital Appreciation, Refunding, zero cpn.,
8/01/24	7,755,000	4,824,696
8/01/26	10,045,000	5,508,778
Yorba Linda RDA Tax Allocation, sub. lien, Redevelopment Project, Series A, 6.00%, 9/01/26	1,435,000	1,614,504
Yucaipa Valley Water District Water System Revenue COP, Series A, NATL Insured,
5.00%, 9/01/15	1,080,000	1,094,515
5.25%, 9/01/20	1,325,000	1,334,315
		1,122,252,912
U.S. Territories 4.2%
Guam 0.6%
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.25%, 12/01/17	2,305,000	2,492,604
Guam Power Authority Revenue, Refunding, Series A, AGMC Insured, 5.00%,
10/01/21	2,000,000	2,258,100
10/01/22	2,000,000	2,259,560
		7,010,264
Puerto Rico 3.6%
Puerto Rico Commonwealth GO, Public Improvement, AGMC Insured, 5.25%, 7/01/16	2,500,000	2,524,025
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series UU, AGMC Insured, 5.00%, 7/01/23	5,000,000	4,830,850
Series RR, NATL RE, FGIC Insured, 5.00%, 7/01/21	5,000,000	4,828,700
Series WW, 5.375%, 7/01/23	5,000,000	3,550,750
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%, 12/15/26	5,000,000	3,353,550
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, NATL Insured, 6.00%, 7/01/23	11,645,000	11,917,377
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 6.00%, 8/01/24	8,000,000	5,891,040
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A, 5.00%, 8/01/24	10,000,000	8,591,600
		45,487,892
Total U.S. Territories		52,498,156
Total Municipal Bonds before Short Term Investments (Cost $1,121,183,420)		1,174,751,068

Franklin California Tax-Free Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
Short Term Investments 1.0%
Municipal Bonds 1.0%
California 1.0%
[b]California PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series C, Daily VRDN and Put, 0.06%, 11/01/26	2,650,000	2,650,000
[b]Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, Daily VRDN and Put, 0.04%,
7/01/35	9,500,000	9,500,000
Total Short Term Investments (Cost $12,150,000)		12,150,000
Total Investments (Cost $1,133,333,420) 95.2%		1,186,901,068
Other Assets, less Liabilities 4.8%		60,184,368
Net Assets 100.0%		$1,247,085,436

a Security purchased on a when-issued basis.
b Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS
Selected Portfolio

1915 Act - Improvement Bond Act of 1915
ABAG - The Association of Bay Area Governments
ACA - American Capital Access Holdings Inc.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
BART - Bay Area Rapid Transit
CDA - Community Development Authority/Agency
CFD - Community Facilities District
COP - Certificate of Participation
CRDA - Community Redevelopment Authority/Agency
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority/Agency
FICO - Financing Corp.
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
GO - General Obligation
ID - Improvement District
MFHR - Multi-Family Housing Revenue
MTA - Metropolitan Transit Authority
MUD - Municipal Utility District
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PBA - Public Building Authority
PCFA - Pollution Control Financing Authority
PCR - Pollution Control Revenue
PFA - Public Financing Authority
PFAR - Public Financing Authority Revenue
RDA - Redevelopment Agency/Authority
UHSD - Unified/Union High School District
USD - Unified/Union School District
XLCA - XL Capital Assurance

Franklin California Tax-Free Trust

Statement of Investments, March 31, 2014 (unaudited)

Franklin California Tax-Exempt Money Fund	Principal Amount	Value
Municipal Bonds 100.0%
California 100.0%
[a]California Educational Facilities Authority Revenue, Various, California Institute of Technology,
Refunding, Series A, Weekly VRDN and Put, 0.05%, 10/01/36	$1,100,000	$1,100,000
Series B, Weekly VRDN and Put, 0.04%, 10/01/36	21,850,000	21,850,000
[a]California HFAR, MFH III, Refunding, Series F, Weekly VRDN and Put, 0.05%, 2/01/32	6,105,000	6,105,000
[a]California Infrastructure and Economic Development Bank Revenue,
American National Red Cross, Refunding, Weekly VRDN and Put, 0.06%, 9/01/34	4,500,000	4,500,000
Los Angeles Special Project, Series A, Weekly VRDN and Put, 0.05%, 7/01/33	6,200,000	6,200,000
[a]California PCFA, PCR,
Exxon Mobil Project, Refunding, Series 2000, Daily VRDN and Put, 0.05%, 4/01/17	16,300,000	16,300,000
Pacific Gas and Electric Co., Refunding, Series C, Daily VRDN and Put, 0.06%, 11/01/26	18,600,000	18,600,000
Pacific Gas and Electric Co., Refunding, Series F, Daily VRDN and Put, 0.07%, 11/01/26	8,500,000	8,500,000
[a]California State Economic Recovery GO, Series C-4, Daily VRDN and Put, 0.07%, 7/01/23	27,495,000	27,495,000
[a]California State Educational Facilities Authority Revenue,
Stanford University, Refunding, Series L-2, Weekly VRDN and Put, 0.05%, 10/01/14	5,800,000	5,800,000
Stanford University, Refunding, Series L-3, Weekly VRDN and Put, 0.05%, 10/01/15	7,490,000	7,490,000
Stanford University, Refunding, Series L-5, Weekly VRDN and Put, 0.05%, 10/01/17	7,000,000	7,000,000
Various, Stanford University, Refunding, Series L, Weekly VRDN and Put, 0.05%, 10/01/22	3,300,000	3,300,000
[a]California State GO,
Kindergarten, Refunding, Series A3, Daily VRDN and Put, 0.06%, 5/01/34	3,300,000	3,300,000
Series A, Sub Series A-2, Daily VRDN and Put, 0.07%, 5/01/33	28,425,000	28,425,000
Series A-1, Daily VRDN and Put, 0.06%, 5/01/33	16,050,000	16,050,000
Various Purpose, Refunding, Series A, Sub Series A1-2, Weekly VRDN and Put, 0.05%, 5/01/40	9,800,000	9,800,000
[a]California State Health Facilities Financing Authority Revenue,
Children's Hospital of Orange County, Refunding, Series C, Weekly VRDN and Put, 0.05%, 11/01/38	2,900,000	2,900,000
Children's Hospital of Orange County, Series D, Weekly VRDN and Put, 0.05%, 11/01/34	8,700,000	8,700,000
Health Facility, Catholic Healthcare West, Series B, Weekly VRDN and Put, 0.05%, 3/01/47	11,725,000	11,725,000
Health Facility, Catholic Healthcare West, Series C, Weekly VRDN and Put, 0.05%, 3/01/47	14,900,000	14,900,000
St. Joseph Health System, Refunding, Series B, Daily VRDN and Put, 0.07%, 7/01/41	27,350,000	27,350,000
[a]California State HFAR, MF, Montecito Village, Series B, FHLMC Insured, Weekly VRDN and Put, 0.06%, 4/01/43	6,325,000	6,325,000
[a]California State Municipal Finance Authority Revenue, Chevron USA Inc. Project, Recovery Zone Bonds,
Series A, Daily VRDN and Put, 0.05%, 11/01/35	5,800,000	5,800,000
Series B, Daily VRDN and Put, 0.05%, 11/01/35	21,100,000	21,100,000
California State RAN, Series A-1, 2.00%, 5/28/14	7,000,000	7,019,535
[a]California Statewide CDA Revenue,
John Muir Health, Refunding, Series A, Daily VRDN and Put, 0.05%, 8/15/36	4,350,000	4,350,000
John Muir Health, Refunding, Series C, Daily VRDN and Put, 0.07%, 8/15/27	9,725,000	9,725,000
Livermore Valley Performing Arts Center Project, Weekly VRDN and Put, 0.05%, 12/01/36	10,830,000	10,830,000
[a]Calleguas-Las Virgenes PFAR, Municipal Water District Project, Refunding, Series A, Weekly VRDN and Put, 0.05%,
7/01/37	14,825,000	14,825,000
[a]East Bay MUD Water System Revenue, Refunding, Series A-1, Weekly VRDN and Put, 0.05%, 6/01/38	16,410,000	16,410,000
[a]Hillsborough COP, Refunding, Series A, Weekly VRDN and Put, 0.12%, 6/01/30	1,700,000	1,700,000
[a]Irvine 1915 Act Special Assessment, Limited Obligation Improvement,
AD No. 03-19, Series B, Daily VRDN and Put, 0.06%, 9/02/29	7,100,000	7,100,000
AD No. 94-13, Daily VRDN and Put, 0.06%, 9/02/22	1,819,000	1,819,000
AD No. 94-15, Refunding, Daily VRDN and Put, 0.06%, 9/02/20	1,345,000	1,345,000
AD No. 97-16, Daily VRDN and Put, 0.06%, 9/02/22	4,800,000	4,800,000
AD No. 97-17, Daily VRDN and Put, 0.06%, 9/02/23	10,700,000	10,700,000
[a]Irvine Ranch Water District GO,
Consolidated, ID Nos. 105 230 and 250, Weekly VRDN and Put, 0.03%, 8/01/16	2,100,000	2,100,000
ID, Consolidated, Series B, Daily VRDN and Put, 0.07%, 10/01/41	24,950,000	24,950,000
[a]Irvine USD Special Tax, CFD No. 09-1, Series B, Daily VRDN and Put, 0.08%, 9/01/51	11,000,000	11,000,000
[a]Los Angeles County Housing Authority MFHR,
Canyon Country Villas Project, Series H, Weekly VRDN and Put, 0.05%, 12/01/32	6,400,000	6,400,000
Malibu Meadows II Project, Refunding, Series C, Weekly VRDN and Put, 0.06%, 4/15/28	9,500,000	9,500,000
Malibu Meadows Project, Refunding, Series B, FNMA Insured, Weekly VRDN and Put, 0.06%, 4/15/28	9,425,000	9,425,000
[a]Los Angeles County MFMR,
Housing, Valencia Housing Project, Series C, FHLMC Insured, Weekly VRDN and Put, 0.06%, 4/01/31	11,875,000	11,875,000
Series A, FHLMC Insured, Weekly VRDN and Put, 0.05%, 7/01/14	4,500,000	4,500,000
[a]Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, Sub Series A-3, Weekly VRDN and Put, 0.05%, 7/01/35	3,250,000	3,250,000

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin California Tax-Free Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)
Power System, Refunding, Series A, Sub Series A-6, Weekly VRDN and Put, 0.04%, 7/01/35	6,100,000	6,100,000
Power System, Refunding, Sub Series B-1, Weekly VRDN and Put, 0.05%, 7/01/35	12,000,000	12,000,000
Power System, Series B, Sub Series B-2, Daily VRDN and Put, 0.07%, 7/01/35	15,500,000	15,500,000
Refunding, Series B, Sub Series B-2, Weekly VRDN and Put, 0.07%, 7/01/34	7,900,000	7,900,000
Various, Series B, Sub Series B-3, Daily VRDN and Put, 0.04%, 7/01/34	10,000,000	10,000,000
[a]Metropolitan Water District of Southern California Special Water Revenue, Refunding,
Series A, Weekly VRDN and Put, 0.04%, 10/01/29	2,600,000	2,600,000
Series D, Weekly VRDN and Put, 0.04%, 7/01/35	3,000,000	3,000,000
[a]Metropolitan Water District of Southern California Water Revenue, Refunding, Series B-3, Daily VRDN and Put, 0.04%,
7/01/35	7,900,000	7,900,000
[a]Oceanside MFHR, Shadow Way Apartments Project, Weekly VRDN and Put, 0.05%, 3/01/49	7,425,000	7,425,000
[a]Orange County Apartment Development Revenue,
Park Ridge Villas, Issue 1, Refunding, FNMA Insured, Weekly VRDN and Put, 0.06%, 11/15/28	9,100,000	9,100,000
Trabuco Woods, Refunding, Series J, FNMA Insured, Weekly VRDN and Put, 0.06%, 11/15/28	2,670,000	2,670,000
[a]Orange County Housing Authority MF Apartment Development Revenue, Lantern Pines Project, Series CC, FNMA Insured,
Weekly VRDN and Put, 0.06%, 12/01/27	4,045,000	4,045,000
[a]Sacramento MUD Electric Revenue, sub. bond, Refunding, Series K, Weekly VRDN and Put, 0.05%, 8/15/28	11,500,000	11,500,000
[a]San Diego County COP, San Diego Foundation, Weekly VRDN and Put, 0.06%, 8/01/36	4,120,000	4,120,000
[a]San Diego County Regional Transportation Commission Revenue, Refunding, Series D, Weekly VRDN and Put, 0.05%,
4/01/38	24,305,000	24,305,000
[a]Santa Clara County Financing Authority Lease Revenue, Valley Medical Center Facilities Replacement Project, Series B,
Weekly VRDN and Put, 0.06%, 11/15/25	24,635,000	24,635,000
[a]Santa Clara County MFHR, The Grove Garden Apartments, Refunding, Series A, Weekly VRDN and Put, 0.07%, 2/15/27	2,200,000	2,200,000
[a]Santa Clara Valley Transportation Authority Sales Tax Revenue, Refunding,
Series A, Weekly VRDN and Put, 0.03%, 6/01/26	13,970,000	13,970,000
Series C, Weekly VRDN and Put, 0.05%, 6/01/26	7,180,000	7,180,000
[a]Union City MFR, Housing Mission Sierra, Refunding, Series A, FNMA Insured, Weekly VRDN and Put, 0.06%, 7/15/29	9,400,000	9,400,000
[a]University of California Revenues, General,
Refunding, Series A, Weekly VRDN and Put, 0.05%, 5/15/48	8,000,000	8,000,000
Refunding, Series AL-3, Weekly VRDN and Put, 0.05%, 5/15/48	11,000,000	11,000,000
Series AL-1, Weekly VRDN and Put, 0.04%, 5/15/48	7,000,000	7,000,000
[a]Walnut Creek MFHR, Creekside Drive, FHLMC Insured, Weekly VRDN and Put, 0.08%, 4/01/27	3,730,000	3,730,000
Total Investments (Cost $679,518,535) 100.0%		679,518,535

Other Assets, less Liabilities 0.0%†		104,389
Net Assets 100.0%		$679,622,924

† Rounds to less than 0.1% of net assets.
a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

ABBREVIATIONS
Selected Portfolio

1915 Act - Improvement Bond Act of 1915
AD - Assessment District
CDA - Community Development Authority/Agency
CFD - Community Facilities District
COP - Certificate of Participation
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
GO - General Obligation
HFAR - Housing Finance Authority Revenue
ID - Improvement District
MF - Multi-Family
MFH - Multi-Family Housing
MFHR - Multi-Family Housing Revenue
MFMR - Multi-Family Mortgage Revenue
MFR - Multi-Family Revenue

Franklin California Tax-Free Trust

Statement of Investments, March 31, 2014 (unaudited) (continued)

MUD - Municipal Utility District
PCFA - Pollution Control Financing Authority
PCR - Pollution Control Revenue
PFAR - Public Financing Authority Revenue
RAN - Revenue Anticipation Note
USD - Unified/Union School District

Franklin California Tax-Free Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of three funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds' calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Securities in Franklin California Tax-Exempt Money Fund are valued at amortized cost, which approximates market value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At March 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin California	Franklin California
	Insured Tax-Free	Intermediate-Term Tax-
	Income Fund	Free Income Fund

Cost of investments	$1,630,267,327	$1,133,016,421

Unrealized appreciation	$128,849,118	$63,518,068
Unrealized depreciation	(2,301,390)	(9,633,421)
Net unrealized appreciation (depreciation)	$126,547,728	$53,884,647

At March 31, 2014, the cost of investments for book and income tax purposes was the same for the Franklin California Tax-Exempt Money Fund.

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31, 2014, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 27, 2014

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  May 27, 2014